TAXATION - Reconciliation (Details) - PRC.	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes
PRC statutory income tax rate	25.00%	25.00%
Impact of different tax rates in other jurisdictions	3.00%	(196.00%)
Tax effect of preferential tax rate for small enterprises	(3.00%)	15.00%
Tax effect of non-deductible expenses	(167.00%)	48.00%
Tax effect of non-taxable income	9.00%	(281.00%)
Tax effect of tax-exempt entities	(12.00%)	547.00%
Deferred tax effect of tax rate change	(17.00%)	54.00%
Changes in valuation allowance	(10.00%)	(183.00%)
Effective tax rate	(172.00%)	29.00%